Provision for legal proceedings, Changes in provisions for contingencies (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2018		Jun. 30, 2017
Changes in provisions [Abstract]
Beginning balance	R$ 147,762		R$ 245,539
Additions	29,430		108,044
Reversals	(63,306)		(58,816)
Payments	(14,060)		(7,413)
Tax Amnesty Program	(40,288)
Ending balance	59,538		287,354
Labor Proceedings [Member]
Changes in provisions [Abstract]
Beginning balance	22,795	[1]	48,658
Additions	18,531		67,816
Reversals	(2,527)		57,626
Payments	(6,025)		7,324
Tax Amnesty Program	0
Ending balance	32,774	[1]	51,524
Tax Proceedings [Member]
Changes in provisions [Abstract]
Beginning balance	122,744	[2]	195,316
Additions	1,703		38,416
Reversals	(60,482)		1,089
Payments	(1,742)		0
Tax Amnesty Program	(40,288)
Ending balance	21,935	[2]	232,643
Civil Proceedings [Member]
Changes in provisions [Abstract]
Beginning balance	2,223		1,565
Additions	9,196		1,812
Reversals	(297)		101
Payments	(6,293)		(89)
Tax Amnesty Program	0
Ending balance	R$ 4,829		R$ 3,187

[1]	Primarily consists of lawsuits filed by former employees claiming severance payment, overtime pay, additional payment for transfers, among others, for individually significant amounts.
[2]	In 2018, some of the tax proceedings were included in the Tax Amnesty Program described in the Note 14. The remaining balance refers to other tax contingencies .